Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2015
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 7:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases it facility under operating lease that expired in July 2016. The Company intends to extend the lease until July 2019.

Aggregate minimum lease payments under non-cancelable operating lease as of December 31, 2015, are (in the aggregate) and for each succeeding fiscal year below:

2016	$15,487

Total rental expenses for the years ended December 31, 2013, 2014 and 2015 were $ 33,447, $34,100 and $31,288, respectively.

b.	In September 2009, the Company entered into a License Agreement with Ramot -Tel Aviv University ("Ramot") for a joint research program. The program was approved by the Magneton committee of the Chief Scientist–ME. The Magneton program supports cooperative research programs between industry and academia and encourages the transfer of technology from academic institutions to commercial firms. Under the terms of the Magneton program, the Company received from the OCS an aggregate amount of NIS 1,467,683 (approximately $376 thousand at December 31, 2015), and no royalties are payable to the OCS with respect to this program. Pursuant to the terms of the License Agreement, the Company was required to fund the research and development of the technology subject to such agreement during the research period (two years starting September 2009) in a total amount of NIS 1,077,000 ($276 thousands at December 31, 2015). In addition, the Company issued to Ramot warrants to purchase 117,209 ordinary shares. The warrants are exercisable until the occurrence of an exit event, as defined in the agreement, at an exercise price of NIS 0.01 per share.

In return, the Company was required to pay to Tel Aviv University royalties of between 3.4% and 3.9% on all net sales of any product, component, device or material that is used in the preparation of coated substrates meeting certain specifications (“Licensed Film”) and services resulting from the license; and royalties of between 2.4% and 3.0% on all net sales of Licensed Film products and services, and a sublicense fee at a rate of 25% of all sublicense fees the Company receives with respect to the intellectual property developed under such agreement. The royalties and sublicense fees may be creditable against annual license fee due to Ramot in such calendar year and the following calendar year, in amount of $20,000 in the three years that follow the research period, $50,000 for the fourth, fifth and sixth years and $75,000 from the seventh year. License fees in the amount of $20,000 were paid in 2014 and 2015. As of December 31, 2015, revenues related to the license agreement have not yet started.

On January 4, 2016 Ramot provided the Company with a notice of termination of the License Agreement due to failure to meet the development milestones. The termination of the agreement was effective on January 4, 2016.

c.	The Company was engaged in research and development programs with the Chief Scientist–ME. The Company is committed to pay royalties to the Chief Scientist–ME at rate of 3.5% of sales of products resulting from research and development partially financed by the Chief Scientist–ME. The amount shall not exceed the grant amount received, linked to the dollar, including accrued interest at the LIBOR rate. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

During the years ended December 31, 2013, 2014 and 2015 the Company received $140,765, $16,330 and $0, respectively. During 2013, 2014 and 2015, the Company paid royalties to the OCS in the amount $257, $1,147 and $1,621, respectively.

As of December 31, 2015, The Company and its subsidiary received from the Chief Scientist–ME grants in the amount of $1,009,506 (including interest). The Company's total contingent liability (including interest) with respect to royalty-bearing participation received, net of royalties paid, amounted to $1,352,819 as of December 31, 2015.

d.	In December, 2011, the Company signed a research and development agreement with the Israeli Ministry of National Infrastructures, Energy and Water Resources. Pursuant to the agreement, the ministry will fund up to 62.5% of the Company’s expenses related to the approved program up to a maximum amount of NIS 625,000 ($160 thousands at December 31, 2015), in exchange for the Company’s agreement to pay royalties of 5% of any revenues generated from the intellectual property generated under the program. The period of the program was 18 months starting January 1, 2012.

During the years 2013, 2014 and 2015 the Company received $84,259, $13,483 and $0, respectively. During the years ended December 31, 2014 and 2015, the Company accrued royalties in the amount of $82 and $116, respectively.

As of December 31, 2015, the aggregate contingent liability to the Israeli Ministry of National Infrastructures, Energy and Water Resources amounted to $178,559.

e.	In October 2010, the Company entered into a Convertible Bridge Financing Agreement with IEC and, as part of the agreement, the Company committed to pay IEC royalties equal to 2% of the total net sales of the Company's products and service revenues from the product developed and manufactured through this agreement, up to a cap of NIS 8,000,000 ($2,050 thousands at December 31, 2015).

During the year ended December 31, 2014 and 2015, the Company accrued royalties in the amount of $3,799 and $4,336, respectively.

f.	In connection with previously made acquisition of Nano Size, the Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size’s intellectual property, until the aggregate consideration amounts to $1,400,000. The consideration included a minimum consideration of $60,000 which was paid during 2011, and will be off set against future royalty payments which will be payable by the Company from sales of products and services.

g.	On March 11, 2013, the Company entered into a Joint Venture Agreement for the establishment of a joint venture in China. The closing conditions in the Joint Venture Agreement have not been met, and the parties resolved to dissolve the joint venture. The Company received from one of the parties to the Joint Venture Agreement, a payment demand for reimbursement of expenses of immaterial amount. The Company disputes the claim but has offered to settle the claim, and recorded a provision in an amount that according to management's assessment is sufficient to settle the claim.

h.	The warrants issued in the November 2014 Private Placement to the new investors and the Series 2 lenders (as discussed in Note 9a), may be redeemed by their holders, without the control of the Company, upon the occurrence of certain Fundamental Transactions defined in the warrant agreement, mainly transactions involving a change in control of the Company, consolidation or merge with or into another entity; sale of all or substantially all of its assets, sale of 50% of its shares, etc. The warrants redemption price shall be a cash amount equal to the Black-Scholes value thereof, determined as of the day immediately following the public announcement of the applicable Fundamental Transaction, or, if the Fundamental Transaction is not publicly announced, the date the Fundamental Transaction is consummated. The warrants may be exercisable on a cashless basis at any time including if the Company fails to comply with its registration obligations (as detailed in Note 7h). The exercise price and the number of warrant shares will be subject to adjustment upon the occurrence of certain events, including stock dividends, stock splits, combinations and reclassifications of the Company’s capital stock. In accordance with ASC 480 the warrants were classified as liability.

i.	In September 2012, the Company entered into a Know-How License Agreement with IKTS, pursuant to which the Company purchases from Fraunhofer Institute (“IKTS”) certain additives. The Company has the right to receive the production file and knowhow to its chosen manufacturer, in consideration for payment to IKTS of royalties of €25 ($27 at December 31, 2015) per kilo of the ingredients not manufactured by IKTS. In addition, as of December 31, 2015, the Company is obligated to pay IKTS a minimum annual royalty amount deductible against royalties.

During the year ended December 31, 2013, 2014 and 2015, the Company recorded royalty expenses in the amount of $0, $5,184 and $2,177, respectively.

j.	In May 2014, the Company entered into an agreement with XaarJet Limited, or Xaar, a producer of printer heads. Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($74 thousands at December 31, 2015), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,482 thousands at December 31, 2015), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions. As of December 31, 2015, no such sales commenced.